ROXBURY
                                                FUNDS

                           LARGE CAP GROWTH PORTFOLIO

                                     ANNUAL
                                  JUNE 30, 2000

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

     Roxbury Capital Management, LLC ("Roxbury") introduced its Roxbury Large Cap Growth Fund on March 14, 2000, two days after the technology dominated NASDAQ composite index had reached its all time high of 5,048. That date also marked the beginning of a stock market rotation away from large technology companies that had led the market for many quarters, and the dramatic increase of market volatility which appeared in both the NASDAQ and the S&P 500 indexes. As a committed large cap growth stock investor, Roxbury maintained a significant weighting in the technology sector which has caused the fund to underperform the broad market during this fiscal period.

INVESTMENT APPROACH

     Roxbury's stock selection criteria for the Fund focuses on companies which meet three important requirements. The Fund invests in companies which (1) are large, dominant, sector leaders with successful business models, (2) demonstrate strong evidence of expected profit growth over time, and (3) possess return on invested capital and projected cash flow characteristics that justify current market valuations. Portfolio sector weightings of such companies incorporate investment judgements concerning valuations, growth sustainability and diversification objectives.

MARKET REVIEW AND OUTLOOK

     We believe that investor psychology this year has been affected by the continuation of Fed rate increases (six increases in the past twelve months) and by uneasiness with the protracted strength of the U.S. economy (the longest continuous growth period in its history). Together, these forces triggered a valuation correction and an increase in market volatility. Between March 14 and June 30, 2000, the S&P 500 has increased by 7.0%, while the NASDAQ decreased by 15.7%. The drop in the NASDAQ suggests not so much heavy selling pressure as lack of buyer interest. On the volatility front, daily price swings this year have been more dramatic than in any year since 1940 for the S&P 500, two times as high as the historic average over sixty years. NASDAQ volatility this year has been even greater at four times the magnitude of any period since the composite was introduced in 1971.

     Notwithstanding recent market price behavior, we believe we are in an environment of relatively contained inflation, robust global economic growth and strong long term demand for stocks of the best companies in growth industries. Roxbury has made only minor adjustments to the Fund since its inception, continuing to hold investments in businesses with visible unit volume growth and the scale and scope to generate operating profit leverage off their asset bases.

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

     We continue to be overweighted in the technology and telecommunications sectors. We anticipate demand for networking products and bandwidth enablers to continue to grow at high rates for the next several years. Scale is critical and we expect to see companies which can increase growth rates, market share and margins to be those which will dominate in the years ahead. Our technology and telecommunications commitment is balanced with investments in leading companies in retailing, financial services, health care and media/entertainment. We believe the leading companies in these sectors will also benefit from sustainable, non-inflationary growth of 3-4% per year in the U.S. economy.

     Market corrections are stressful, especially for investors who are new to a particular investment manager's style and approach. Roxbury believes that effective investing means a commitment to the power of increased company profit over time. As Roxbury assesses its investment choices, time becomes our friend and the Fund may benefit from strong compound profit growth.

     We invite your comments and questions and thank you for your investments in the Roxbury Large Cap Growth Portfolio. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

Sincerely,

[GRAPHIC OMITTED]                                        [GRAPHIC OMITTED]
/S/  WILLIAM P. RICHARDS                                 /S/ ROBERT J. CHRISTIAN

William P. Richards                                      Robert J. Christian
Chief Operating Officer                                  President
Roxbury Capital Management, LLC                          WT Mutual Fund

August 9, 2000

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000


ASSETS:
Investment in Series, at value ...................................     $174,610
Receivable from advisor ..........................................       11,477
Other assets .....................................................       16,760
                                                                       --------
Total assets .....................................................      202,847
                                                                       --------
LIABILITIES:
Other accrued expenses ...........................................       12,554
                                                                       --------
Total liabilities ................................................       12,554
                                                                       --------
NET ASSETS .......................................................     $190,293
                                                                       ========
NET ASSETS CONSIST OF:
Paid-in capital ..................................................     $201,414
Undistributed net investment income ..............................          205
Accumulated net realized loss on investments .....................       (2,884)
Net unrealized depreciation of investments .......................       (8,442)
                                                                       --------
NET ASSETS .......................................................     $190,293
                                                                       ========
Shares of beneficial interest outstanding ........................       21,621
                                                                       ========
NET ASSET VALUE, offering and redemption price per share
   ($0.01 par value, unlimited authorized shares):
   Class A Shares ................................................        $8.80
                                                                          =====
   Maximum offering price per share (100/94.50 of $8.80) .........        $9.31
                                                                          =====


    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Period March 14, 2000(1) through June 30, 2000

INVESTMENT INCOME:
   Investment income from Series .................................     $    205
   Expenses from Series ..........................................           --
                                                                       --------
      Net investment income from Series ..........................          205
                                                                       --------

EXPENSES:
   Administration fees ...........................................       18,000
   Custody fees ..................................................          400
   Trustees' fees ................................................           75
   Registration fees .............................................        2,510
   Professional fees .............................................       21,143
   Other .........................................................        5,445
                                                                       --------
      Total expenses before fee waivers and reimbursements .......       47,573
      Fees waived and expenses reimbursed ........................      (47,573)
                                                                       --------
         Total expenses, net .....................................           --
                                                                       --------
   Net investment income .........................................          205
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investment transactions ..................       (2,884)
   Net unrealized depreciation of investments ....................       (8,442)
                                                                       --------
   Net loss on investments .......................................      (11,326)
                                                                       --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............     $(11,121)
                                                                       ========

(1) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   FOR THE PERIOD
                                                                                                  MARCH 14, 2000(1)
                                                                                                       THROUGH
                                                                                                    JUNE 30, 2000
                                                                                                  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..........................................................................   $    205
   Net realized loss on investments ...............................................................     (2,884)
   Net unrealized depreciation of investments .....................................................     (8,442)
                                                                                                      --------
   Net decrease in net assets resulting from operations ...........................................    (11,121)
                                                                                                      --------
Portfolio share transactions (a):
   Proceeds from shares sold ......................................................................    201,432
   Cost of shares redeemed ........................................................................        (18)
                                                                                                      --------
Net increase in net assets from Portfolio share transactions ......................................    201,414
                                                                                                      --------
Total increase in net assets ......................................................................    190,293

NET ASSETS:
   Beginning of period ............................................................................         --
                                                                                                      --------
   End of period ..................................................................................   $190,293
                                                                                                      ========

                                                                                                       SHARES
                                                                                                      --------
(a) TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold ....................................................................................     21,623
   Shares redeemed ................................................................................         (2)
                                                                                                      --------
   Net increase in shares .........................................................................     21,621
   Shares outstanding -- Beginning of period ......................................................         --
                                                                                                      --------
   Shares outstanding-- End of period .............................................................     21,621
                                                                                                      ========

(1) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO - CLASS A SHARES
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statmements. They should be read in conjunction with the financial statements and notes thereto.

                                                              FOR THE PERIOD
                                                             MARCH 14, 2000(1)
                                                                  THROUGH
                                                              JUNE 30, 2000+
                                                             -----------------

NET ASSET VALUE-- BEGINNING OF PERIOD ......................       $10.00
                                                                   ------
INVESTMENT OPERATIONS:
   Net investment income ...................................         0.00
   Net realized and unrealized loss on investments .........        (1.20)
                                                                   ------
Total from investment operations ...........................        (1.20)
                                                                   ------
NET ASSET VALUE-- END OF PERIOD ............................       $ 8.80
                                                                   ======
TOTAL RETURN ...............................................     (12.00)%(2)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ........................        0.00%(3)
      Excluding expense limitations ........................           -- NM
   Net investment income ...................................        0.62%(3)
Portfolio Turnover .........................................          13%(2)
Net assets at end of period (000 omitted) ..................       $  190

(1) Commencement of operations.
(2) Not Annualized.
(3) Annualized.
+ The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Large Cap Growth Series (the "Series") and the portfolio turnover reflects investment activity of the Series.
NM  Not meaningful.

    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. Roxbury Large Cap Growth Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund are contained in separate reports to their shareholders.

   The Portfolio has three classes of shares: Class A, Class B and Class C. As of June 30, 2000, only Class A shares are offered to the public.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Large Cap Growth Series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

2. SIGNIFICANT   ACCOUNTING  POLICIES.  The  following   is  a  summary  of  the
   significant accounting policies of the Portfolio:

   VALUATION OF INVESTMENT IN SERIES. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

   INVESTMENT INCOME. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among the Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to the class.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the period March 14, 2000 through June 30, 2000, $230,431 was contributed to and $35,107 was withdrawn from the Series.

4. FEES AND OTHER  TRANSACTIONS WITH AFFILIATES.  The investment  adviser to the
   Series is Roxbury Capital Management, LLC. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

   PFPC also serves as transfer agent and dividend disbursing agent of the Portfolio pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolio.

   Roxbury Capital Management, LLC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses. This undertaking will remain in place until the Board of Trustees approves its termination.

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

REPORT OF ERNST &YOUNG LLP, INDEPENDENT AUDITORS

To the  Shareholders  and Trustees of WT Mutual Fund -- Roxbury Large Cap Growth
Portfolio:

We have audited the accompanying statement of assets and liabilities of Roxbury Large Cap Growth Portfolio (the "Portfolio") as of June 30, 2000, and the related statement of operations, statement of changes in net assets and financial highlights for the period March 14, 2000 (commencement of operations) through June 30, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Roxbury Large Cap Growth Portfolio at June 30, 2000, the results of its operations, the changes in its net assets and its financial highlights for the period March 14, 2000 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States.


[GRAPHIC OMITTED]
/S/  ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 4, 2000

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
--------------------------------------------------------------------------------
    ANNUAL REPORT / JUNE 30, 2000
--------------------------------------------------------------------------------

           (The following pages should be read in conjunction with the
                       Portfolio's Financial Statements.)

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                SHARES    VALUE
                                                                ------  --------


COMMON STOCK -- 102.0%
   COMMUNICATION & BROADCASTING -- 22.3%
     AT&T Corp. - Liberty Media Group, Class A* ................   385  $  9,336
     EchoStar Communications Corp.* ............................   163     5,397
     General Motors Corp., Class H* ............................    56     4,914
     Qwest Communications International, Inc.* .................   178     8,844
     Viacom, Inc. (B Shares)* ..................................   156    10,637
                                                                        --------
                                                                          39,128
                                                                        --------
   COMPUTER SERVICES -- 17.3%
     America Online, Inc.* .....................................    65     3,429
     Cisco Systems, Inc.* ......................................    86     5,466
     EMC Corp.* ................................................    97     7,463
     Oracle Corp.* .............................................    57     4,792
     Sun Microsystems, Inc.* ...................................    84     7,639
     Yahoo! Inc.* ..............................................    13     1,610
                                                                        --------
                                                                          30,399
                                                                        --------
   FINANCE & INSURANCE -- 6.9%
   SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 2.4%
     American Express Co. ......................................    83     4,326
                                                                        --------
   SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 4.5%
     Goldman Sachs Group, Inc. .................................    39     3,700
     Morgan Stanley Dean Witter & Co. ..........................    50     4,163
                                                                        --------
                                                                           7,863
                                                                        --------
                                                                          12,189
                                                                        --------
   HEALTHCARE -- 2.2%
   MEDICAL PRODUCTS & SUPPLIES -- 2.2%
     Medtronic, Inc. ...........................................    78     3,885
                                                                        --------
   MANUFACTURING -- 36.8%
   COMPUTERS & OFFICE EQUIPMENT -- 3.7%
     Intel Corp. ...............................................    48     6,417
                                                                        --------
   ELECTRONICS -- 5.4%
     Analog Devices, Inc.* .....................................    39     2,964
     Texas Instruments, Inc. ...................................    96     6,594
                                                                        --------
                                                                           9,558
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                        MARKET
                                                               SHARES    VALUE
                                                               ------  --------
COMMON STOCK -- (CONTINUED)

MISC. ELECTRICAL MACHINERY, EQUIP. & SUPPLIES -- 3.2%
  General Electric Co. ........................................   110  $  5,610
                                                                       --------
PHARMACEUTICAL PREPARATIONS -- 4.9%
  Amgen, Inc.* ................................................    72     5,058
  Pharmacia Corp. .............................................    67     3,463
                                                                       --------
                                                                          8,521
                                                                       --------
TELECOMMUNICATIONS EQUIPMENT -- 19.6%
  McLeodUSA, Inc.* ............................................   182     3,765
  Nextlink Communications, Inc.* ..............................   114     4,325
  Nokia Corp., ADR ............................................   163     8,140
  Nortel Networks Corp. .......................................   105     7,166
  Vodafone Airtouch PLC .......................................    72     2,984
  VoiceStream Wireless Corp.* .................................    69     8,024
                                                                       --------
                                                                         34,404
                                                                       --------
                                                                         64,510
                                                                       --------
TELECOMMUNICATIONS -- 4.2%
  Sprint Corp. ................................................    62     3,162
  Worldcom, Inc.* .............................................    90     4,129
                                                                       --------
                                                                          7,291
                                                                       --------
WHOLESALE & RETAIL TRADE -- 12.3%
MISCELLANEOUS RETAIL STORES -- 2.2%
  Wal-Mart Stores, Inc. .......................................    67     3,861
                                                                       --------
RETAIL APPAREL & ACCESSORY STORES -- 2.1%
  Gap, Inc. ...................................................   120     3,750
                                                                       --------
RETAIL BUILDING MATERIALS -- 4.3%
  Home Depot, Inc. ............................................   150     7,491
                                                                       --------
WHOLESALE STORES -- 3.7%
  Costco Wholesale Corp.* .....................................   195     6,435
                                                                       --------
                                                                         21,537
                                                                       --------
  TOTAL COMMON STOCK (Cost $187,467) ................................   178,939
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                        MARKET
                                                               SHARES    VALUE
                                                               ------  --------

SHORT-TERM INVESTMENTS -- 11.4%
     Samson Street Fund - Money Market Portfolio ...........    9,994  $  9,994
     Temp Cash Fund - Dollar Series ........................    9,994     9,994
                                                                       --------
     TOTAL SHORT-TERM INVESTMENTS (Cost $19,988) ....................    19,988
                                                                       --------
TOTAL INVESTMENTS (Cost $207,455)+-- 113.4% .........................   198,927
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET-- (13.4%) .........................   (23,505)
                                                                       --------
NET ASSETS -- 100.0% ................................................  $175,422
                                                                       ========

+ The cost for federal  income tax purposes.  At June 30, 2000,  net  unrealized depreciation was $8,293. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $5,330, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $13,623.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000

ASSETS:
Investments in securities, at value* ....................               $198,927
Cash ....................................................                  5,913
Dividends receivable ....................................                     45
                                                                        --------
Total assets ............................................                204,885
                                                                        --------
LIABILITIES:
Payable for investments purchased .......................                 22,139
Accrued expenses ........................................                  7,324
                                                                        --------
Total liabilities .......................................                 29,463
                                                                        --------
NET ASSETS ..............................................               $175,422
                                                                        ========
*Investments at cost ....................................               $207,455


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Period March 14, 2000(1) through June 30, 2000

INVESTMENT INCOME:
   Dividends .......................................................   $     65
   Interest ........................................................        146
   Foreign tax withheld ............................................         (4)
                                                                       --------
      Total investment income ......................................        207
                                                                       --------
EXPENSES:
   Advisory fees ...................................................        173
   Administration fees .............................................         31
   Accounting fees .................................................      3,102
   Custodian fees ..................................................      5,000
   Trustee's fees ..................................................        360
                                                                       --------
      Total expenses before fee waivers and expense reimbursements .      8,666
      Fees waived and expenses reimbursed ..........................     (8,593)
                                                                       --------
      Total expenses, net ..........................................         73
                                                                       --------
      Net investment income ........................................        134
                                                                       --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss from investment transactions ..................     (2,915)
   Net unrealized depreciation of investments ......................     (8,528)
                                                                       --------
   Net loss on investments .........................................    (11,443)
                                                                       --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $(11,309)
                                                                       ========
(1) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                              FOR THE PERIOD
                                                            MARCH 14, 2000(1)
                                                                 THROUGH
                                                             JUNE 30, 2000
                                                            -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................................    $    134
   Net realized loss on investment transactions ............      (2,915)
   Net unrealized depreciation of investments ..............      (8,528)
                                                                --------
Net decrease in net assets resulting
   from operations .........................................     (11,309)
                                                                --------
Transactions in beneficial interests:
   Contributions ...........................................     221,838
   Withdrawals .............................................     (35,107)
                                                                --------
Net increase in net assets from
   transactions in beneficial interest .....................     186,731
                                                                --------
Total increase in net assets ...............................     175,422

NET ASSETS:
   Beginning of period .....................................          --
                                                                --------
   End of period ...........................................    $175,422
                                                                ========

(1) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE TRUST. Large Cap Growth Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT   ACCOUNTING   POLICIES.  The  following  is  a  summary  of  the
   significant accounting policies of the Series:

   SECURITY VALUATION. Portfolio securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, such securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

   FEDERAL INCOME TAXES. The Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury"), provides investment advisory services to the Series. For its services, Roxbury receives a fee of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets over $2 billion.

   Roxbury Capital Management, LLC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses. This undertaking will remain in place until the Board of Trustees approves its termination.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   Wilmington Trust Company serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. INVESTMENT SECURITIES. During the period March 14, 2000 through June 30, 2000, the Series cost of securities purchased and proceeds from securities sold (excluding short-term investments) were $206,127 and $15,744, respectively.

5. FINANCIAL HIGHLIGHTS. Financial Highlights for the period March 14, 2000 through June 30, 2000 were as follows:


               Total return                                       (12.00)%
               Ratios to average net assets:
                  Expenses
                     Including expense limitations                  0.23%*
                     Excluding expense limitations                    NM
                  Net investment income                             0.42%*
               Portfolio turnover                                     13%


*  Annualized.
NM Not meaningful.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
--------------------------------------------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

REPORT OF ERNST &YOUNG LLP, INDEPENDENT AUDITORS

To the Beneficial Interest Holders and Trustees of
WT Investment Trust I:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of WT Investment Trust I -- Large Cap Growth Series (the "Series") as of June 30, 2000, and the related statement of operations and the statement of changes in net assets for the period March 14, 2000 (commencement of operations) through June 30, 2000. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Series at June 30, 2000, and the results of its operations and the changes in its net assets for the period March 14, 2000 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States.

                                        [GRAPHIC OMITTED]
                                        /S/  ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 4, 2000

                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                 Louis Klein Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                               William P. Richards
                              ---------------------


                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                           Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                          John R. Giles, VICE PRESIDENT
                     Eugene A. Trainor, III, VICE PRESIDENT
                           Gary M. Gardner, SECRETARY
                             Pat Colletti, TREASURER
                              ---------------------


                               INVESTMENT ADVISER
                         Roxbury Capital Management, LLC
                        100 Wilshire Boulevard, Suite 600
                             Santa Monica, CA 90401
                              ---------------------


                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                              ---------------------


                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                               3200 Horizon Drive
                            King of Prussia, PA 19406
                              ---------------------


                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                              ---------------------


THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE ROXBURY LARGE CAP GROWTH PORTFOLIO.


WROX-ANN-6/00